UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Public Securities Compliance Manager
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        11/3/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $    1,579,284
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
4     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Avalonbay Communities, Inc.           COM            053484101     2188    19187 SH       OTHER      1,2,3,4    19187      0       0
Avalonbay Communities, Inc.           COM            053484101    57927   507910 SH       DEFINED    1,3,4     265016      0  242894
Boston Properties, Inc.               COM            101121101     2901    32560 SH       OTHER      1,2,3,4    32560      0       0
Boston Properties, Inc.               COM            101121101    79844   896118 SH       DEFINED    1,3,4     465164      0  430954
Cousins Properties Inc.               COM            222795106      312    53400 SH       OTHER      1,2,3,4    53400      0       0
Cousins Properties Inc.               COM            222795106     9318  1592765 SH       DEFINED    1,3,4     805325      0  787440
DDR Corp.                             COM            23317H102     1474   135250 SH       OTHER      1,2,3,4   135250      0       0
DDR Corp.                             COM            23317H102    45311  4156998 SH       DEFINED    1,3,4    2061454      0 2095544
DiamondRock Hospitality Company       COM            252784301      448    64100 SH       OTHER      1,2,3,4    64100      0       0
DiamondRock Hospitality Company       COM            252784301    11486  1643214 SH       DEFINED    1,3,4     859939      0  783275
Digital Realty Trust Inc.             COM            253868103     2336    42352 SH       OTHER      1,2,3,4    42352      0       0
Digital Realty Trust Inc.             COM            253868103    65553  1188413 SH       DEFINED    1,3,4     614126      0  574287
Douglas Emmett, Inc.                  COM            25960P109      880    51475 SH       OTHER      1,2,3,4    51475      0       0
Douglas Emmett, Inc.                  COM            25960P109    25667  1501009 SH       DEFINED    1,3,4     803984      0  697025
Duke Realty Corporation               COM            264411505      794    75575 SH       OTHER      1,2,3,4    75575      0       0
Duke Realty Corporation               COM            264411505    20163  1920317 SH       DEFINED    1,3,4     998767      0  921550
Essex Property Trust Inc.             COM            297178105     1552    12925 SH       OTHER      1,2,3,4    12925      0       0
Essex Property Trust Inc.             COM            297178105    42193   351488 SH       DEFINED    1,3,4     185160      0  166328
First Industrial Realty Trust Inc.    COM            32054K103      976   122000 SH       OTHER      1,2,3,4   122000      0       0
First Industrial Realty Trust Inc.    COM            32054K103     7967   995825 SH       DEFINED    1,3,4     507975      0  487850
General Growth Properties, Inc.       COM            370023103      577    47650 SH       OTHER      1,2,3,4    47650      0       0
General Growth Properties, Inc.       COM            370023103    18772  1551424 SH       DEFINED    1,3,4     840524      0  710900
HCP Inc.                              COM            40414L109     2537    72375 SH       OTHER      1,2,3,4    72375      0       0
HCP Inc.                              COM            40414L109    71336  2034671 SH       DEFINED    1,3,4    1057979      0  976692
Health Care REIT Inc.                 COM            42217K106     1985    42417 SH       OTHER      1,2,3,4    42417      0       0
Health Care REIT Inc.                 COM            42217K106    58753  1255399 SH       DEFINED    1,3,4     640548      0  614851
Healthcare Realty Trust Inc.          COM            421946104      448    26600 SH       OTHER      1,2,3,4    26600      0       0
Healthcare Realty Trust Inc.          COM            421946104    17465  1036480 SH       DEFINED    1,3,4     515030      0  521450
Highwoods Properties Inc.             COM            431284108     6473   229050 SH       DEFINED    1,3,4      90000      0  139050
Host Hotels & Resorts, Inc.           COM            44107P104     1910   174614 SH       OTHER      1,2,3,4   174614      0       0
Host Hotels & Resorts, Inc.           COM            44107P104    50074  4577137 SH       DEFINED    1,3,4    2481168      0 2095969
Kilroy Realty Corp.                   COM            49427F108      724    23125 SH       OTHER      1,2,3,4    23125      0       0
Kilroy Realty Corp.                   COM            49427F108    12572   401667 SH       DEFINED    1,3,4     227567      0  174100
Kimco Realty Corporation              COM            49446R109      601    40000 SH       OTHER      1,2,3,4    40000      0       0
Kimco Realty Corporation              COM            49446R109    18251  1214292 SH       DEFINED    1,3,4     603742      0  610550
Mack-Cali Realty Corporation          COM            554489104      846    31620 SH       OTHER      1,2,3,4    31620      0       0
Mack-Cali Realty Corporation          COM            554489104    23276   870113 SH       DEFINED    1,3,4     452847      0  417266
Medical Properties Trust Inc.         COM            58463J304     1225   136900 SH       DEFINED    1,3,4          0      0  136900
Plum Creek Timber Company Inc.        COM            729251108      946    27250 SH       DEFINED    1,3,4      27250      0       0
Public Storage, Inc.                  COM            74460D109     2516    22598 SH       OTHER      1,2,3,4    22598      0       0
Public Storage, Inc.                  COM            74460D109    87983   790149 SH       DEFINED    1,3,4     418517      0  371632
Rayonier Inc                          COM            754907103     1401    38075 SH       DEFINED    1,3,4      38075      0       0
Regency Centers Corp.                 COM            758849103     1367    38700 SH       OTHER      1,2,3,4    38700      0       0
Regency Centers Corp.                 COM            758849103    42091  1191374 SH       DEFINED    1,3,4     605124      0  586250
RLJ Lodging Trust                     COM            74965L101      291    22800 SH       OTHER      1,2,3,4    22800      0       0
RLJ Lodging Trust                     COM            74965L101     6711   525555 SH       DEFINED    1,3,4     251555      0  274000
Sabra Health Care REIT Inc            COM            78573L106      235    24625 SH       OTHER      1,2,3,4    24625      0       0
Sabra Health Care REIT Inc            COM            78573L106     7571   793571 SH       DEFINED    1,3,4     220179      0  573392
Simon Property Group, Inc.            COM            828806109     6980    63462 SH       OTHER      1,2,3,4    63462      0       0
Simon Property Group, Inc.            COM            828806109   168378  1530990 SH       DEFINED    1,3,4     858476      0  672514
SL Green Realty Corp                  COM            78440X101     1118    19225 SH       OTHER      1,2,3,4    19225      0       0
SL Green Realty Corp                  COM            78440X101    31247   537348 SH       DEFINED    1,3,4     271000      0  266348
Stag Industrial Inc                   COM            85254J102     1616   158400 SH       DEFINED    1,3,4          0      0  158400
Taubman Centers, Inc.                 COM            876664103     1070    21275 SH       OTHER      1,2,3,4    21275      0       0
Taubman Centers, Inc.                 COM            876664103    45448   903358 SH       DEFINED    1,3,4     418500      0  484858
UDR, Inc.                             COM            902653104     1289    58225 SH       OTHER      1,2,3,4    58225      0       0
UDR, Inc.                             COM            902653104    34888  1575808 SH       DEFINED    1,3,4     804313      0  771495
Ventas Inc.                           COM            92276F100     2196    44450 SH       OTHER      1,2,3,4    44450      0       0
Ventas Inc.                           COM            92276F100    62335  1261833 SH       DEFINED    1,3,4     634608      0  627225
Weyerhaeuser Co                       COM            962166104     2864   184200 SH       DEFINED    1,3,4     184200      0       0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
BRE Properties, Inc.                  COM CL A       05564E106      860    20300 SH       OTHER      1,2,3,4    20300      0       0
BRE Properties, Inc.                  COM CL A       05564E106    23199   547924 SH       DEFINED    1,3,4     275474      0  272450
Forest City Enterprise CL A           COM CL A       345550107      154    14400 SH       OTHER      1,2,3,4    14400      0       0
Forest City Enterprise CL A           COM CL A       345550107      853    80045 SH       DEFINED    1,3,4      71820      0    8225
Colonial Properties Trust             COM SH BEN INT 195872106      512    28200 SH       OTHER      1,2,3,4    28200      0       0
Colonial Properties Trust             COM SH BEN INT 195872106    12313   678022 SH       DEFINED    1,3,4     334000      0  344022
Commonwealth REIT                     COM SH BEN INT 203233101     1529    80600 SH       DEFINED    1,3,4          0      0   80600
Entertainment Properties Trust        COM SH BEN INT 29380T105    25568   655917 SH       DEFINED    1,3,4     261142      0  394775
LaSalle Hotel Properties              COM SH BEN INT 517942108      746    38859 SH       OTHER      1,2,3,4    38859      0       0
LaSalle Hotel Properties              COM SH BEN INT 517942108    18255   950800 SH       DEFINED    1,3,4     500352      0  450448
Commonwealth REIT PFD Series E 7.25%  PFD            203233606     1711    70000 SH       DEFINED    1,3,4          0      0   70000
Sunstone Hotel Investors PFD SER D    PFD            867892507     1708    80000 SH       DEFINED    1,3,4          0      0   80000
8.00%
Camden Property Trust                 SH BEN INT     133131102      332     6000 SH       OTHER      1,2,3,4     6000      0       0
Camden Property Trust                 SH BEN INT     133131102     8373   151522 SH       DEFINED    1,3,4      78172      0   73350
Equity Residential                    SH BEN INT     29476L107     3544    68332 SH       OTHER      1,2,3,4    68332      0       0
Equity Residential                    SH BEN INT     29476L107    98736  1903531 SH       DEFINED    1,3,4     993729      0  909802
Glimcher Realty Trust                 SH BEN INT     379302102      829   117025 SH       OTHER      1,2,3,4   117025      0       0
Glimcher Realty Trust                 SH BEN INT     379302102    23254  3284467 SH       DEFINED    1,3,4    1687967      0 1596500
Liberty Property Trust                SH BEN INT     531172104      263     9025 SH       OTHER      1,2,3,4     9025      0       0
Liberty Property Trust                SH BEN INT     531172104     6540   224650 SH       DEFINED    1,3,4     116785      0  107865
Prologis Inc.                         SH BEN INT     74340W103     2435   100397 SH       OTHER      1,2,3,4   100397      0       0
Prologis Inc.                         SH BEN INT     74340W103    91410  3769469 SH       DEFINED    1,3,4    1943978      0 1825491
The Macerich Company                  SH BEN INT     554382101    12960   304000 SH       DEFINED    1,3,4     103800      0  200200
Vornado Realty Trust                  SH BEN INT     929042109     2339    31351 SH       OTHER      1,2,3,4    31351      0       0
Vornado Realty Trust                  SH BEN INT     929042109    63205   847019 SH       DEFINED    1,3,4     436947      0  410072